Other non-current assets (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other non-current assets.
Long-term deposit accounts	€ 115		€ 9,000
Advance payments - non-current	1,047	€ 1,047	1,047
Security deposits			8
Other non-current assets	€ 1,162	€ 1,047	€ 10,055